As filed with the Securities and Exchange Commission
                                on March 7, 2000
                      Registration No. 333-09703; 811-07745

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------- ----------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                         Post-Effective Amendment No. 10                   [X]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                Amendment No. 11                           [X]

                        (Check appropriate box or boxes)

                             -----------------------
                          NATIONS LIFEGOAL FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              One NationsBank Plaza
                                   33rd Floor
                         Charlotte, North Carolina 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 626-2275
                        c/o The Corporation Trust Company
                                 32 South Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)
                                 With copies to:
       Robert M. Kurucza, Esq.                 Carl Frischling, Esq.
       Marco E. Adelfio, Esq.                  Kramer, Levin, Naftalis & Frankel
       Morrison & Foerster LLP                 919 3rd Avenue
       2000 Pennsylvania Ave., N.W.            New York, New York 10022
       Suite 5500
       Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

  [X]  Immediately upon filing pursuant         [ ] on (date) pursuant
       to Rule 485(b), or                           to Rule 485(b), or

  [ ]  60 days after filing pursuant            [ ] on (date) pursuant
       to Rule 485(a), or                           to Rule 485(a).

  [ ]  75 days after filing pursuant to         [ ] on (date) pursuant to
       paragraph (a)(2)                             paragraph (a)(2) of rule 485

If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 10 to the Registration Statement of Nations LifeGoal Funds, Inc. (the "Company") is being filed for the purpose of filing all corporate documents and agreements for the Company. The prospectuses and Statement of Additional Information for the Company are herein incorporated by reference to Post-Effective Amendment No. 9, filed on November 15, 1999.

                          NATIONS LIFEGOAL FUNDS, INC.
                              CROSS REFERENCE SHEET

Part A
Item No.                                                             Prospectus
--------                                                             ----------

1.  Front and Back Cover Pages .................................     Front and Back Cover Pages

2.  Risk/Return Summary: Investments, Risks
    and Performance.............................................     About this Prospectus

3.  Risk/Return Summary: Fee Tables.............................     About the Funds; Financial Highlights

4.  Investment Objectives, Principal Investment
    Strategies and Related Risks................................     About the Funds;
                                                                     Other Important Information

5.  Management's Discussion of Fund
    Performance.................................................     About the Funds

6.  Management, Organization, and Capital Structure.............     What's Inside; About the
                                                                     Funds; How the Funds are Managed; About
                                                                     your Investment

7.  Shareholder Information.....................................     About the Funds; About your
                                                                     Investment

8.  Distribution Arrangements...................................     Information for Investors

9.  Financial Highlights Information............................     Financial Highlights;
                                                                     About the Funds


Part B
Item No.
--------

10. Cover Page and Table of Contents............................     Cover Page and Table of Contents

11. Fund History................................................     Introduction

12. Description of the Fund and Its Investments
    and Risks...................................................     Additional Information on
                                                                     Portfolio Investments

13. Management of the Funds.....................................     Trustees and Officers;
                                                                     Investment Advisory, Administration,
                                                                     Custody, Transfer Agency, Shareholder
                                                                     Servicing and Distribution Agreements

14. Control Persons and Principal
    Holders of Securities.......................................     Not Applicable

15. Investment Advisory and Other Services......................     Investment Advisory,
                                                                     Administration, Custody, Transfer Agency,
                                                                     Shareholder Servicing And Distribution
                                                                     Agreements

16. Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                     Brokerage--General Brokerage Policy

17. Capital Stock and Other
    Securities..................................................     Description Of Shares;
                                                                     Investment Advisory, Administration,
                                                                     Custody, Transfer Custody, Transfer
                                                                     Agency, Shareholder Servicing And
                                                                     Distribution Agreements

18. Purchase, Redemption and Pricing
    of Shares...................................................     Net Asset Value -- Purchases
                                                                     And Redemptions; Distributor

19. Taxation of the Fund........................................     Additional Information Concerning
                                                                     Taxes

20. Underwriters................................................     Investment Advisory,
                                                                     Administration Custody, Transfer Agency
                                                                     Shareholder Servicing And Distribution
                                                                     Agreements; Distributor

21. Calculation of Performance Data.............................     Additional Information on
                                                                     Performance

22. Financial Statements........................................     Independent Accountant and
                                                                     Reports

Part C
Item No.                                           Other Information
--------                                           -----------------

                                                   Information required to be
                                                   included in Part C is set
                                                   forth under the appropriate
                                                   Item, so numbered, in
                                                   Part C of this Document

                          NATIONS LIFEGOAL FUNDS, INC.

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-09703; 811-07745)

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(a)                    ARTICLES OF INCORPORATION:

(a)(1)                 Amended and Restated Articles of Incorporation dated June 4, 1997, filed herewith.

(a)(2)                 Articles of Amendment dated October 15, 1996, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(b)                    BYLAWS:

(b)(1)                 Bylaws dated July 11, 1996, last amended May 26, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(c)                    INSTRUMENTS DEFINING RIGHTS OF SECURITIES HOLDERS:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(d)                    INVESTMENT ADVISORY CONTRACTS:

(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, Inc. (formerly
                       NationsBanc Advisors, Inc.) ("BAAI") and Nations LifeGoal Funds, Inc.
                       ("Registrant") dated October 15, 1996, filed herewith.

(d)(2)                 Sub-Advisory Agreement among BAAI, Banc of America Capital Management, Inc.
                       (formerly TradeStreet Investment Associates, Inc.) ("BACAP") and the Registrant
                       dated October 15, 1996, filed herewith.
---------------------- -------------------------------------------------------------------------------------

                                      C-1

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(e)                    UNDERWRITING CONTRACT:

(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       October 15, 1996, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(f)                    BONUS OR PROFIT SHARING CONTRACTS:
                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(g)                    CUSTODIAN AGREEMENT:

(g)(1)                 Custody Agreement between the Registrant and Bank of America, N.A. (formerly
                       NationsBank of Texas, N.A.) ("Bank of America") dated October 15, 1996, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(h)                    OTHER MATERIAL CONTRACTS:

(h)(1)                 Co-Administration Agreement among the Registrant, Stephens and BAAI dated December 1,
                       1998, filed herewith.

(h)(2)                 Sub-Administration Agreement among the Registrant, The Bank of New
                       York ("BNY") and BAAI dated December 1, 1998,
                       filed herewith.

(h)(3)                 Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                       Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1,
                       1995, Schedule G dated February 14, 2000, filed herewith.

(h)(4)                 Adoption Agreement and Amendment to Transfer Agency and
                       Services Agreement dated October 15, 1996, filed herewith.

(h)(5)                 Amendment to Transfer Agency and Services Agreement dated January 1, 1999, filed herewith.

(h)(6)                 Sub-Transfer Agency Agreement between PFPC and Bank of America dated September 11, 1995,
                       Schedule A dated February 14, 2000, filed herewith.

(h)(7)                 Shareholder Servicing Plan relating to Investor B Shares, filed herewith.

(h)(8)                 Shareholder Servicing Plan relating to Investor C Shares, filed herewith.
---------------------- -------------------------------------------------------------------------------------


                                      C-2

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(i)                    LEGAL OPINION

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    OTHER OPINIONS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    OMITTED FINANCIAL STATEMENTS

                       Investment Letter, incorporated by reference to Pre-Effective Amendment No. 1, filed October 9, 1996.
---------------------- -------------------------------------------------------------------------------------
(l)                    INITIAL CAPITAL AGREEMENTS:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(m)                    RULE 12B-1 PLANS:

(m)(1)                 Shareholder Administration Plan relating to Primary B Shares, filed herewith.

(m)(2)                 Shareholder Servicing and Distribution Plan relating to Investor A Shares, filed herewith.

(m)(3)                 Distribution Plan relating to Investor B Shares, filed herewith.

(m)(4)                 Distribution Plan relating to Investor C Shares, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(n)                    FINANCIAL DATA SCHEDULE:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    RULE 18F-3 PLAN:

(o)(1)                 Rule 18f-3 Multi-Class Plan amended May 26, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(p)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas
                       S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr.,
                       James B. Sommers, Cornelius J. Pings and William P. Carmichael, filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24.          PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

              No person is controlled by or under common control with the Registrant.

ITEM 25.          INDEMNIFICATION

              The following paragraphs of Article VIII of the Registrant's Amended and Restated Articles of Incorporation provide:

              The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's Bylaws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940, as amended (the "1940 Act").

              To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

              Under the terms of Maryland Corporation Law and the Registrant's Amended and Restated Articles of Incorporation and Bylaws provide for the indemnification of the Registrant's directors and employees. Indemnification of the Registrant's administrators, distributor, custodian, and transfer agents is provided for, respectively, in the Registrant's:

1.   Co-Administration Agreement with Stephens and BAAI;

2.   Sub-Administration Agreement with BNY and BAAI;

3.   Distribution Agreement with Stephens;

4.   Custody Agreement with Bank of America;

5.   Transfer Agency and Services Agreement with PFPC; and

6.   Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

              Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

              The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the 1940 Act, in connection with any indemnification.

              Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or BACAP, the investment sub-adviser, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI or BACAP, respectively, or other subsidiaries of Bank of America Corporation.

              (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

              (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27.          PRINCIPAL UNDERWRITERS

              (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations Funds Trust, Wells Fargo Trust, Wells Fargo Variable Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

              (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

              (c)    Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (3) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (4) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as custodian and sub-transfer agent).

         (5) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (6) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as sub-administrator).

ITEM 29.          MANAGEMENT SERVICES

         Not Applicable

ITEM 30.          UNDERTAKINGS

         Not Applicable

                                   SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of March, 2000.

                           NATIONS LIFEGOAL FUNDS, INC.


                           By:                *
                              -------------------------------------------------
                               A. Max Walker
                               President and Chairman of the Board of Directors

                           By: /s/ Richard H. Blank, Jr.
                              -------------------------------------------------
                               Richard H. Blank, Jr.
                               *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

                *                              President and Chairman                    March 6 , 2000
----------------------------------            of the Board of Directors
(A. Max Walker)                             (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.                     Treasurer and Secretary                   March 6 , 2000
----------------------------------  (Principal Financial and Accounting Officer)
(Richard H. Blank, Jr.)

                *                                     Director                           March 6 , 2000
----------------------------------
(Edmund L. Benson, III)

                *                                     Director                           March 6 , 2000
----------------------------------
(James Ermer)

                *                                     Director                           March 6 , 2000
----------------------------------
(William H. Grigg)

                *                                     Director                           March 6 , 2000
----------------------------------
(Thomas F. Keller)

                *                                     Director                           March 6 , 2000
----------------------------------
(Carl E. Mundy, Jr.)

                *                                     Director                           March 6 , 2000
----------------------------------
(Cornelius J. Pings)

                *                                     Director                           March 6 , 2000
----------------------------------
(Charles B. Walker)

                *                                     Director                           March 6 , 2000
----------------------------------
(Thomas S. Word)

                *                                     Director                           March 6 , 2000
----------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
-------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                          Nations LifeGoal Funds, Inc.
                                  Exhibit Index

Exhibit No.                Description
-----------                -----------

EX-99.A1          Amended and Restated Articles of Incorporation
EX-99.A2          Articles of Amendment
EX-99.B1          By-Laws
EX-99.D1          Investment Advisory Agreement
EX-99.D2          Sub-Advisory Agreement - TradeStreet
EX-99.E1          Distribution Agreement
EX-99.G1          Custody Agreement
EX-99.H1          Co-Administration Agreement
EX-99.H2          Sub-Administration Agreement
EX-99.H3          Transfer Agency Agreement
EX-99.H4          Adoption Agreement
EX-99.H5          Amendment to Transfer Agency Agreement
EX-99.H6          Sub-Transfer Agency Agreement
EX-99.H7          Shareholder Servicing Plan--Investor B Shares
EX-99.H8          Shareholder Servicing Plan--Investor C Shares
EX-99.M1          Shareholder Administration Plan
EX-99.M2          Shareholder Servicing and Distribution Plan
EX-99.M3          Distribution Plan--Investor B Shares
EX-99.M4          Distribution Plan--Investor C Shares
EX-99.O1          Rule 18f-3 Plan
EX-99.P           Powers of Attorney